OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Deferred charter revenue	$ 30,949	$ 29,153
Other current liabilities	7,719	4,341
Total other current liabilities	$ 38,668	$ 33,494